Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 94.8%
Aerospace & Defense — 1.2%
Hexcel Corp.*	37,408	$2,221,661
Agriculture — 1.4%
Philip Morris International, Inc.	25,966	2,461,317
Apparel — 1.1%
Capri Holdings Ltd.*	40,446	1,957,991
Auto Manufacturers — 2.2%
General Motors Co.*	38,234	2,015,314
PACCAR, Inc.	25,566	2,017,669
		4,032,983
Banks — 11.0%
Bank of America Corp.	93,747	3,979,560
KeyCorp.	121,214	2,620,647
M&T Bank Corp.	21,535	3,216,037
The Goldman Sachs Group, Inc.	9,587	3,624,173
Truist Financial Corp.	31,136	1,826,126
Wells Fargo & Co.	100,143	4,647,637
		19,914,180
Beverages — 2.6%
Constellation Brands, Inc., Class A	9,879	2,081,407
PepsiCo, Inc.	17,896	2,691,737
		4,773,144
Biotechnology — 0.5%
Royalty Pharma PLC, Class A	25,250	912,535
Building Materials — 1.6%
Johnson Controls International PLC	43,668	2,972,917
Chemicals — 1.1%
FMC Corp.	21,644	1,981,725
Commercial Services — 0.6%
Euronet Worldwide, Inc.*	8,275	1,053,242
Cosmetics & Personal Care — 2.9%
The Procter & Gamble Co.	36,917	5,160,997
Diversified Financial Services — 2.4%
The Charles Schwab Corp.	59,821	4,357,362
Electric — 5.4%
CMS Energy Corp.	33,208	1,983,514
Edison International	52,906	2,934,696
NextEra Energy, Inc.	33,960	2,666,539
Sempra Energy	17,073	2,159,734
		9,744,483
Electronics — 1.0%
Waters Corp.*	4,835	1,727,546
Food — 1.3%
Mondelez International, Inc., Class A	41,130	2,392,943
Hand & Machine Tools — 1.5%
Stanley Black & Decker, Inc.	14,932	2,617,729
	Number of Shares	Value†

Healthcare Products — 5.3%
Medtronic PLC	35,358	$4,432,125
Thermo Fisher Scientific, Inc.	9,076	5,185,391
		9,617,516
Healthcare Services — 4.4%
Charles River Laboratories International, Inc.*	3,070	1,266,897
LHC Group, Inc.*	9,758	1,531,128
UnitedHealth Group, Inc.	13,122	5,127,290
		7,925,315
Insurance — 6.9%
American International Group, Inc.	79,074	4,340,372
Arch Capital Group Ltd.*	83,627	3,192,879
Reinsurance Group of America, Inc.	11,457	1,274,706
The Allstate Corp.	29,047	3,697,973
		12,505,930
Internet — 3.1%
Alphabet, Inc., Class A*	2,127	5,686,577
Lodging — 1.0%
Hilton Worldwide Holdings, Inc.*	13,945	1,842,274
Machinery — Diversified — 1.4%
Westinghouse Air Brake Technologies Corp.	29,227	2,519,660
Media — 3.7%
Fox Corp., Class A	48,057	1,927,566
The Walt Disney Co.*	27,932	4,725,257
		6,652,823
Miscellaneous Manufacturing — 1.6%
Eaton Corp. PLC	18,939	2,827,782
Oil & Gas — 5.5%
Chevron Corp.	30,983	3,143,225
ConocoPhillips	37,432	2,536,767
EOG Resources, Inc.	39,975	3,208,793
EQT Corp.*	51,980	1,063,511
		9,952,296
Packaging and Containers — 1.5%
Packaging Corp. of America	19,542	2,685,852
Pharmaceuticals — 7.4%
AbbVie, Inc.	21,607	2,330,747
Johnson & Johnson	34,222	5,526,853
Neurocrine Biosciences, Inc.*	26,793	2,569,716
Sanofi, ADR	60,618	2,922,394
		13,349,710
Retail — 1.2%
Best Buy Co., Inc.	20,059	2,120,437
Semiconductors — 3.4%
Micron Technology, Inc.	34,459	2,445,900

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Texas Instruments, Inc.	18,914	$3,635,460
		6,081,360
Shipbuilding — 1.3%
Huntington Ingalls Industries, Inc.	12,452	2,403,983
Software — 3.3%
Fidelity National Information Services, Inc.	32,050	3,899,844
VMware, Inc., Class A*	13,736	2,042,543
		5,942,387
Telecommunications — 4.3%
Cisco Systems, Inc.	64,953	3,535,392
Verizon Communications, Inc.	78,122	4,219,369
		7,754,761
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	35,213	3,063,531
TOTAL COMMON STOCKS (Cost $148,184,620)		171,214,949

REAL ESTATE INVESTMENT TRUSTS — 4.6%
Apartments — 2.7%
Invitation Homes, Inc.	65,347	2,504,751
Mid-America Apartment Communities, Inc.	12,650	2,362,387
		4,867,138
Healthcare — 0.9%
Healthpeak Properties, Inc.	47,646	1,595,188
Industrial — 1.0%
EastGroup Properties, Inc.	11,674	1,945,239
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,024,365)		8,407,565

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $405,965)	405,965	405,965
TOTAL INVESTMENTS — 99.6% (Cost $155,614,950)		$180,028,479
Other Assets & Liabilities — 0.4%		642,017
TOTAL NET ASSETS — 100.0%		$180,670,496

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.

Country Weightings as of 9/30/2021††
United States	93%
Ireland	2
Bermuda	2
France	2
United Kingdom	1
Total	100%
††	% of total investments as of September 30, 2021.

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